Intangible Assets - Schedule of Company’s Amortization Expenses (Details)	Dec. 31, 2024 USD ($)
Schedule of Company’s Amortization Expenses [Abstract]
2025	$ 15,271
2026	14,489
2027	14,228
2028	14,228
2029	14,228
Thereafter	370,591
Total	$ 443,035